LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 17, 2021 TO THE

SUMMARY PROSPECTUS AND PROSPECTUS

OF EACH FUND LISTED IN SCHEDULES A, B and C

Effective on or about February 22, 2022, Franklin Templeton Investor Services, LLC (“Investor Services”) will replace BNY Mellon Investment Servicing (US) Inc. as transfer agent for each fund listed in Schedules A, B and C. Investor Services serves as transfer agent for most Franklin Templeton funds. Once Investor Services becomes transfer agent for your fund, you will be able to exchange shares of your fund with shares of the same class of additional funds within the Franklin Templeton family. In addition, your holdings of Legg Mason funds and Franklin Templeton funds may be aggregated for purposes of determining eligibility for applicable sales charge reductions or waivers. This supplement provides new contact information for Investor Services as follows and effects the changes discussed above and other changes that will be implemented in connection with Investor Services becoming transfer agent.

Once Investor Services becomes transfer agent for your fund, the following mailing addresses and telephone number replace the addresses and telephone numbers in the Summary Prospectus and Prospectus for each fund listed in Schedules A, B and C:

Mail:	Regular Mail	Overnight
	Legg Mason Funds	Legg Mason Funds
	P.O. Box 33030	100 Fountain Parkway
	St. Petersburg, FL 33733-8030	St. Petersburg, FL 33716-1205

Phone: (877) 6LM-FUND/656-3863

As a result of the change in transfer agent, the following changes will be effective on or about February 22, 2022.

1a)	The following information replaces any information to the contrary in the Summary Prospectus and Prospectus for each fund listed in Schedules A and B:

For Class A, Class C and Class C1 shares (as applicable) and Class I and Class IS shares purchased through a Service Agent acting as agent on behalf of its customers, the initial and additional investment minimums for systematic investment plans are reduced from $50 to $25.

2a)

For each of the funds listed in Schedules A, B and C, all references to “Legg Mason fund(s)*” in the section titled “Share class features summary” in each fund’s Prospectus is replaced with the following:

fund(s) sold by the Distributor

2b)

For each of the funds listed in Schedules A, B and C, the definition of Omnibus Retirement Plans is amended to include “defined benefit plans” and the definition of Institutional Investors is amended to remove “defined benefit plans” in the section titled “Share class availability” in each fund’s Prospectus.

2c)

For each of the funds listed in Schedule A and the fund marked with an asterisk in Schedule B, the following replaces the first five paragraphs of the section titled “Reductions, waivers or elimination of sales charges for Class A shares—Letter of intent and accumulation privilege” in each fund’s Prospectus:

There are several ways you can combine Eligible Purchases (as defined below) within Eligible Accounts (as defined below) to take advantage of the breakpoints in the Class A sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you believe you are eligible for a letter of intent or a right of accumulation. Whether you made Eligible Purchases through one or more Service Agents, directly from the fund or through a combination of the foregoing, it is your responsibility to inform your Service Agent or the fund if you own Eligible Purchases that you believe are eligible to be aggregated with your purchases. If you do not do so, you may not receive all sales charge reductions for which you are eligible. Account statements may be necessary in order to verify your eligibility for a reduced sales charge.

Eligible Purchases include: (i) any class of shares of any other Legg Mason or Franklin Templeton fund other than shares of such funds offered through separately managed accounts that are managed by Legg Mason or Franklin Templeton; and (ii) units of a Section 529 Plan managed by Legg Mason or Franklin Templeton. For purposes of a letter of intent and the accumulation privilege, Legg Mason and Franklin Templeton funds include BrandywineGLOBAL funds, ClearBridge Investments funds, Martin Currie funds, and Western Asset funds. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust or Legg Mason Partners Money Market Trust (except for shares held in Distributor Accounts). Please contact your Service Agent or the fund for more information.

Eligible Accounts include shares of Legg Mason and Franklin Templeton funds registered to (or held by a financial intermediary for):

•	You, individually;

•	Your “family member,” defined as your spouse or domestic partner, as recognized by applicable state law, or your children;

•	You jointly with one or more family members;

•

You jointly with one or more persons who are not family members if that other person has not included the value of the jointly-owned shares for purposes of the accumulation privilege (as described below) for that person’s separate investments in Legg Mason or Franklin Templeton fund shares;

•	A Coverdell Education Savings account for which you or a family member is the identified responsible person;

•

A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b) plan account, if the shares are registered/recorded under your or a family member’s Social Security number;

•	A 529 college savings plan over which you or a family member has investment discretion and control;

•

Any entity over which you or a family member has individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a family member is the custodian, a trust on which you or a family member is the trustee, a business account (not to include retirement plans) for your solely owned business (or the solely owned business of a family member) on which you or a family member is the authorized signer); or

•	A trust established by you or a family member as grantor.

Legg Mason and Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (see definition below) such as a 401(k) plan do not qualify for the accumulation privilege.

Legg Mason and Franklin Templeton fund assets held in multiple Employer Sponsored Retirement Plans (as defined below) may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

2d)

For each of the funds listed in Schedule A, the following replaces the second and third bullet of the section titled “Reductions, waivers or elimination of sales charges for Class A shares – Waivers for certain Class A investors,” in each fund’s Prospectus:

•	Investors who redeemed at least the same amount of Class A shares of a fund sold by the Distributor in the past 90 days, if the investor’s Service Agent is notified

•	Directors and officers of any Legg Mason or Franklin Templeton fund

2e)

The following replaces items 2 and 3 of the section titled “Reductions, waivers or elimination of sales charges for Class A shares – Other front end sales charge waivers for certain Class A investors,” in the Prospectus for each of the funds marked with an asterisk in Schedules A and B and items 2 and 3 of the section titled “Reductions, waivers or elimination of sales charges for Class A shares – Waivers for certain Class A investors,” in the Prospectus for Western Asset Municipal High Income Fund.

2.	Investors who redeemed at least the same amount of Class A shares of a fund sold by the Distributor in the past 90 days, if the investor’s Service Agent is notified

3.	Directors and officers of any Legg Mason or Franklin Templeton fund

2f)

For each of the funds listed in Schedules A and B, all references to “Legg Mason fund” in the section titled “Contingent deferred sales charges – [Class A,] [Class C,] [Class C1] [and Class C2] shares,” as applicable, in each fund’s Prospectus is replaced with the following:

fund sold by the Distributor

2g)	For each of the funds listed in Schedules A, B and C, the following replaces the section titled “Buying shares – Through a systematic investment plan” in each fund’s Prospectus:

You may authorize your Service Agent or the fund transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent, (iii) another fund sold by the Distributor or (iv) certain money market funds, in order to buy shares on a regular basis.

•	Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

•	If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

•	For amounts transferred from other funds sold by the Distributor, please see the section titled “Exchanging shares – Through a systematic exchange plan” in such fund’s prospectus

For more information, please contact your Service Agent or the fund, or consult the SAI.

2h)	For each of the funds listed in Schedules A, B and C, the following is added below the section titled “Buying shares – Through a systematic investment plan” in each fund’s Prospectus:

Franklin Templeton VIP Services®: You may be eligible for Franklin Templeton VIP Services® if you currently have $500,000 or more invested in Franklin Templeton affiliated funds based solely on shares registered directly with the fund and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP Services® shareholders enjoy enhanced services and transaction capabilities. Please contact Shareholder Services at (800) 632-2301 for additional information on this program.

2i)	For each of the funds listed in Schedules A, B and C, the following replaces the section titled “Buying shares – Additional information about purchases” in each fund’s Prospectus:

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. Please note that the fund will not accept cash, credit card convenience checks, pre-paid debit cards, non-bank money orders, traveler’s checks or checks drawn on foreign banks for purchase of fund shares. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

2j)

For each of the funds listed in Schedules A, B and C, all references to “Legg Mason fund(s)*” in the section titled “Exchanging shares – Generally” in each fund’s Prospectus is replaced with the following:

fund(s) sold by the Distributor

2k)	For each of the funds marked with a # in Schedules A and B, the last paragraph of the section titled “Exchanging shares – Generally” in each fund’s Prospectus is deleted in its entirety.

2l)

For each of the funds listed in Schedules A, B and C, the following replaces the third bullet of the section titled “Exchanging shares – Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors” in each fund’s Prospectus:

•	Generally, exchanges may be made only between accounts that have identical registrations, unless you send written instructions with a signature guarantee

2m)

For each of the funds listed in Schedules A, B and C, the following replaces the third bullet of the section titled “Exchanging shares – Investment minimums, sales charges and other requirements” in each fund’s Prospectus:

•

You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans or in exchanges of an entire account balance)

2n)	For each of the funds listed in Schedules A, B and C, the following replaces the section titled “Redeeming shares – Systematic withdrawal plans” in each fund’s Prospectus:

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of the fund with a value of at least $5,000 and each automatic redemption must be at least $50 per transaction per month. For retirement plans subject to mandatory distribution requirements, the minimum withdrawal amounts will not apply.

The following conditions apply:

•

Redemptions may be made monthly, quarterly, semi-annually or annually. Redemptions may be processed on the 1st, 5th, 10th, 15th, 20th and 25th days of the month, if no day is indicated, redemptions will be made on the 20th day of the month

•

If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions do not exceed 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account’s net asset value, depending on the frequency of your plan

•	Your Service Agent may impose a lower minimum amount for each automatic redemption on a monthly and quarterly basis.

2o)

For each of the funds listed in Schedules A, B and C, the following replaces the first paragraph of the section titled “Other things to know about transactions – Medallion signature guarantee” in each fund’s Prospectus:

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	are redeeming shares and sending the proceeds to an address or bank account not currently on file or to an account in another fund sold by the Distributor with a different account registration

•	are redeeming more than $100,000 worth of shares

•	changed your account registration or your address within 15 calendar days

•	want the check paid to someone other than the account owner(s)

•	are transferring the redemption proceeds to an account with a different registration

2p)

For each of the funds listed in Schedules A, B and C, the following replaces the third paragraph of the section titled “Small account fees/Mandatory redemptions – Small account fees” in each fund’s Prospectus:

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other funds sold by the Distributor in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

2q)

For each of the funds listed in Schedules A, B and C, the amount of time in which you have to make an additional investment to bring your account value up to the required level, as described in the section titled “Small account fees/Mandatory redemptions – Small account balance liquidations” in each fund’s Prospectus is reduced to 30 days.

2r)	For each of the funds listed in Schedules A, B and C, the following replaces the section titled “Frequent trading of fund shares” in each fund’s Prospectus:

Frequent Trading Policy

The Board has adopted the following policies and procedures with respect to frequent trading in fund shares (Frequent Trading Policy).

The fund does not intend to accommodate short-term or frequent purchases and redemptions of fund shares that may be detrimental to the fund. For example, this type of trading activity could interfere with the efficient management of the fund’s portfolio or materially increase the fund’s transaction costs, administrative costs or taxes.

The following paragraph applies only to those funds marked with † in Schedule A:

[In addition, since the fund may invest in foreign securities, it may be vulnerable to a form of short-term trading that is sometimes referred to as “time-zone arbitrage.” Time-zone arbitrage occurs when an investor seeks to take advantage of delays between changes in the value of a mutual fund’s portfolio holdings and the reflection of those changes in the fund’s net asset value per share. These delays are more likely to occur in the case of foreign investments, due to differences between the times during which the fund’s international portfolio securities trade on foreign markets and the time as of which the fund’s NAV is calculated (generally as of the close of the NYSE). Time-zone arbitrage traders seek to purchase or redeem shares of a fund based on events occurring after foreign market closing prices are established, but before calculation of the fund’s NAV. This can result in the value of the fund’s shares being diluted. One of the objectives of the fund’s fair value pricing procedures is to minimize the possibility of this type of arbitrage; however, there can be no assurance that the fund’s valuation procedures will be successful in eliminating it.]

Since the fund may invest in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage short-term trading. Such arbitrage traders may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the fund’s NAV and the latest indications of market values for those securities. One of the objectives of the fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage; however, there can be no assurance that the fund’s valuation procedures will be successful in eliminating it.

Through its transfer agent, the fund performs ongoing monitoring of shareholder trading in shares of the fund and other Franklin Templeton affiliated funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton affiliated funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the fund, may temporarily or permanently bar future purchases into the fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the fund and any other mutual fund).

In considering an investor’s trading patterns, the fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the fund, in other Franklin Templeton affiliated funds, in non-Franklin Templeton affiliated mutual funds, or in accounts under common control or ownership. The transfer agent may also reject any purchase request, whether or not it represents part of any ongoing trading pattern, if the fund’s investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the fund’s portfolio. In determining what actions should be taken, the fund’s transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the fund and its shareholders. If the fund is a “fund of funds,” the fund’s transfer agent may consider the impact of the trading activity and of any proposed remedial action on both the fund and the affiliated underlying funds in which the fund invests.

Frequent trading through financial intermediaries. You are an investor subject to this Frequent Trading Policy whether you are a direct shareholder of the fund or you are investing indirectly in the fund through a financial intermediary, such as a broker-dealer, bank, trust company, insurance company product such as an annuity contract, investment advisor, or an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan.

Some financial intermediaries maintain master accounts with the fund on behalf of their customers (“omnibus accounts”). The fund has entered into “information sharing agreements” with these financial intermediaries, which permit the fund to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the fund. If the fund’s transfer agent identifies omnibus account level trading patterns that have the potential to be detrimental to the fund, the transfer agent may, in its sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon its review of the information, if the transfer agent determines that the trading activity of any customer may be detrimental to the fund, it may, in its sole discretion, request the financial intermediary to restrict or limit further trading in the fund by that customer. There can be no assurance that the transfer agent’s monitoring of omnibus account level trading patterns will enable it to identify all short-term trading by a financial intermediary’s customers.

Revocation of trades. While the fund reserves the right to reject any purchase order for any reason, the fund may also revoke executed purchase orders that the transfer agent reasonably concludes in its sole discretion may have been contrary to the objectives of the fund’s Frequent Trading Policy.

2s)

For each of the funds not marked with a double or triple asterisk in Schedule A and each of the funds listed in Schedules B and C, the following replaces the fourth and fifth paragraphs in the section titled “Dividends, other distributions and taxes – Dividends and other distributions” in each fund’s Prospectus:

If you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or by check.

2t)

For each of the funds marked with a double asterisk in Schedule A, the following replaces the fifth and sixth paragraphs in the section titled “Dividends, other distributions and taxes – Dividends and other distributions” in each fund’s Prospectus:

If you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or by check.

2u)

For each of the funds marked with a triple asterisk in Schedule A, the following replaces the sixth and seventh paragraphs in the section titled “Dividends, other distributions and taxes – Dividends and other distributions” in each fund’s Prospectus:

If you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or by check.

2v)

For each of the funds marked with ‡ in Schedule A, the following replaces the reference to “another Legg Mason fund” in the section titled “Dividends, other distributions and taxes – Dividends and other distributions” in the fund’s Prospectus:

another fund sold by the Distributor

2w)

For each of the funds listed in Schedules A, B and C, the following replaces the first bullet in the section titled “Dividends, other distributions and taxes – Dividends and other distributions” in each fund’s Prospectus:

•	You meet the minimum initial investment requirement of the other fund; and

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund**†	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund†	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund†	January 29, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund†	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)†	May 1, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund**†	March 1, 2021
ClearBridge Global Infrastructure Income Fund†	January 29, 2021
ClearBridge International Growth Fund†	March 1, 2021
ClearBridge Small Cap Fund†	March 1, 2021
ClearBridge Value Trust†	March 1, 2021
Franklin Global Market Neutral Fund†	January 29, 2021
Franklin International Equity Fund†	January 29. 2021
Franklin Strategic Real Return Fund†	January 29, 2021
Franklin U.S. Small Cap Equity Fund	May 1, 2021
Martin Currie Emerging Markets Fund†	January 29, 2021
Martin Currie International Sustainable Equity Fund#†	September 30, 2021

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund‡	July 30, 2021
BrandywineGLOBAL – High Yield Fund‡	July 30, 2021
ClearBridge Aggressive Growth Fund†	December 29, 2020
ClearBridge All Cap Value Fund†	January 29, 2021
ClearBridge Appreciation Fund†	March 1, 2021
ClearBridge Dividend Strategy Fund†	May 1, 2021
ClearBridge International Small Cap Fund†	January 29, 2021
ClearBridge International Value Fund†	March 1, 2021
ClearBridge Large Cap Growth Fund†	March 31, 2021
ClearBridge Large Cap Value Fund†	March 1, 2021
ClearBridge Mid Cap Fund†	March 1, 2021
ClearBridge Mid Cap Growth Fund†	March 1, 2021
ClearBridge Select Fund†	March 1, 2021
ClearBridge Small Cap Growth Fund†	March 1, 2021
ClearBridge Small Cap Value Fund†	January 29, 2021
ClearBridge Sustainability Leaders Fund†	March 1, 2021
ClearBridge Tactical Dividend Income Fund†	March 1, 2021
Franklin Global Dividend Fund†	January 29, 2021
Franklin Global Equity Fund†	March 1, 2021
Franklin Multi-Asset Conservative Growth Fund***†	May 28, 2021
Franklin Multi-Asset Defensive Growth Fund***†	May 28, 2021
Franklin Multi-Asset Growth Fund***†	May 28, 2021
Franklin Multi-Asset Moderate Growth Fund***†	May 28, 2021
Franklin U.S. Large Cap Equity Fund	March 31, 2021

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund*	June 30, 2021
Western Asset Corporate Bond Fund†	May 1, 2021
Western Asset Emerging Markets Debt Fund†	June 30, 2021
Western Asset Global High Yield Bond Fund†	May 1, 2021
Western Asset Income Fund#†‡	November 29, 2021
Western Asset Intermediate Maturity California Municipals Fund*	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund*	March 31, 2021
Western Asset Intermediate-Term Municipals Fund*#	July 30, 2021
Western Asset Managed Municipals Fund*	June 30, 2021
Western Asset Massachusetts Municipals Fund*	March 31, 2021
Western Asset Mortgage Total Return Fund†	May 1, 2021
Western Asset Municipal High Income Fund#‡	November 29, 2021
Western Asset New Jersey Municipals Fund*#‡	July 30, 2021
Western Asset New York Municipals Fund*#‡	July 30, 2021
Western Asset Oregon Municipals Fund*#‡	August 30, 2021
Western Asset Pennsylvania Municipals Fund*#‡	July 30, 2021
Western Asset Short Duration High Income Fund#†‡	November 29, 2021
Western Asset Short-Term Bond Fund†	May 1, 2021

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund†	May 1, 2021
Western Asset Core Plus Bond Fund†	May 1, 2021
Western Asset High Yield Fund#†‡	September 30, 2021
Western Asset Inflation Indexed Plus Bond Fund†	May 1, 2021
Western Asset Intermediate Bond Fund#†‡	September 30, 2021
Western Asset Macro Opportunities Fund†	March 1, 2021
Western Asset Total Return Unconstrained Fund#†‡	September 30, 2021

SCHEDULE B

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short Duration Municipal Income Fund*	June 30, 2021
Western Asset Ultra-Short Income Fund#†	September 30, 2021

SCHEDULE C

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS INVESTMENT TRUST

Franklin S&P 500 Index Fund	January 29, 2021

Please retain this supplement for future reference.

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